Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Product Customer Supplier Segment	Dec. 31, 2016 USD ($) Product Customer Supplier	Dec. 31, 2015 USD ($) Product Customer Supplier
Segment Reporting Information [Line Items]
Number of Operating Segments | Segment										4
Net sales	$ 1,240,155	$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383	$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327	$ 5,369,022	$ 5,363,046
Number of supplier accounted for more than specified purchases | Supplier										0	0	0
Number of single customer accounted for more than specified sales | Customer										0	0	0
Number of single customer accounted for more than consolidated accounts receivable | Customer										0	0
Number of individual product represented for more than specified sales | Product										0	0	0
Equity Method Investee [Member]
Segment Reporting Information [Line Items]
Purchases from buying group through equity ownership										$ 14,200	$ 18,100
Payables to buying group through equity ownership		100				700				100	700
MEXICO [Member]
Segment Reporting Information [Line Items]
Net sales										82,700	69,400	$ 121,900
Long-lived assets		$ 13,900				$ 30,900				$ 13,900	$ 30,900
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Hewlett Packard [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated net sales										19.00%	20.00%	14.00%
Customer Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | WB Mason [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated net sales										12.00%	11.00%	12.00%